Assets Acquired and Liabilities Assumed on Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014		May 31, 2013
Acquisitions
Current assets	$ 10,874		$ 67,397
Property, plant and equipment	4,234		46,306
Goodwill	21,296		260,789
Tradenames - indefinite lives	2,000		38,448
Other intangible assets	19,462		103,593
Other long-term assets			8,171
Total Assets Acquired	57,866		524,704
Liabilities assumed	(18,361)		(120,372)
Net Assets Acquired	$ 39,505	[1]	$ 404,332	[2]
Weighted-average other intangible asset amortization life (in years)	14 years		9 years

[1]	Figure includes cash acquired of $0.3 million.
[2]	Figure includes cash acquired of $6.9 million.